UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
              -----------------------------------
Address:      780 Third Avenue
              -----------------------------------
              7th Floor
              -----------------------------------
              New York, NY 10017
              -----------------------------------

Form 13F File Number: 28-12060
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 339-7010
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York        July 26, 2011
---------------------------   ------------------------   ------------------
         [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          34
                                                 -----------------
Form 13F Information Table Value Total:          101,038
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE

    COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                              TITLE OF               VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER                CLASS       CUSIP    (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AEGEAN MARINE PETROLEUM NETW  SHS         Y0017S102    7,096    1,000,900  SH              SOLE               1,000,900
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ALLEGHENY TECHNOLOGIES INC    COM         01741R102    8,098      127,590  SH              SOLE                 127,590
------------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP             COM         067901108    7,351      162,300  SH              SOLE                 162,300
------------------------------------------------------------------------------------------------------------------------------------
BROADWIND ENERGY INC          COM         11161T108      290      200,000  SH              SOLE                 200,000
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                  COM NEW     131347304    1,613      100,000  SH              SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC           COM         16411R208    1,416      154,600  SH              SOLE                 154,600
------------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC           COM         16411R208      200        2,500  SH   CALL       SOLE                   2,500
------------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC           COM         16411R208       88        2,500  SH   PUT        SOLE                   2,500
------------------------------------------------------------------------------------------------------------------------------------
DARLING INTERNATIONAL INC     COM         237266101      708       40,000  SH              SOLE                  40,000
------------------------------------------------------------------------------------------------------------------------------------
ENERGEN CORP                  COM         29265N108    1,978       35,000  SH              SOLE                  35,000
------------------------------------------------------------------------------------------------------------------------------------
EQUAL ENERGY LTD              COM         29390Q109    2,622      390,000  SH              SOLE                 390,000
------------------------------------------------------------------------------------------------------------------------------------
EXTERRAN HOLDINGS INC         COM         30225X103      992       50,000  SH              SOLE                  50,000
------------------------------------------------------------------------------------------------------------------------------------
FUEL SYSTEMS SOLUTIONS INC    COM         35952W103      374       15,000  SH              SOLE                  15,000
------------------------------------------------------------------------------------------------------------------------------------
GEORESOURCES INC              COM         372476101       63        2,800  SH              SOLE                   2,800
------------------------------------------------------------------------------------------------------------------------------------
HERTZ GLOBAL HOLDINGS INC     COM         42805T105    8,259      520,100  SH              SOLE                 520,100
------------------------------------------------------------------------------------------------------------------------------------
HYPERDYNAMICS CORP            COM         448954107      430      100,000  SH              SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------------------
MAGELLAN PETROLEUM CORP       COM         559091301      840      500,000  SH              SOLE                 500,000
------------------------------------------------------------------------------------------------------------------------------------
MAGNUM HUNTER RESOURCES CORP  COM         55973B102    2,231      330,000  SH              SOLE                 330,000
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN OIL AND GAS INC      COM         665531109    1,108       50,000  SH              SOLE                  50,000
------------------------------------------------------------------------------------------------------------------------------------
OASIS PETROLEUM INC           COM         674215108      594       20,000  SH              SOLE                  20,000
------------------------------------------------------------------------------------------------------------------------------------
POLYMET MINING CORP           COM         731916102    1,010      615,700  SH              SOLE                 615,700
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP          COM         76116A108      970       60,000  SH              SOLE                  60,000
------------------------------------------------------------------------------------------------------------------------------------
SANDRIDGE ENERGY INC          COM         80007P307    1,066      100,000  SH              SOLE                 100,000
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SPDR S&P 500 ETF TR           TR UNIT     78462F103    3,811       31,000  SH   PUT        SOLE                  31,000
------------------------------------------------------------------------------------------------------------------------------------
STANLEY BLACK & DECKER INC    COM         854502101    9,367      130,000  SH              SOLE                 130,000
------------------------------------------------------------------------------------------------------------------------------------
SUBSEA 7 SA-SPON ADR          COM         864323100      900       35,000  SH              SOLE                  35,000
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SUNOCO INC                    COM         86764P109   11,345      272,000  SH              SOLE                 272,000
------------------------------------------------------------------------------------------------------------------------------------
TRANSATLANTIC
PETROLEUM LTD (U.S.)          SHS         G89982105      935      550,000  SH              SOLE                 550,000
------------------------------------------------------------------------------------------------------------------------------------
UNITED RENTALS INC            COM         911363109    6,129      241,300  SH              SOLE                 241,300
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STEEL CORP      COM         912909108    4,604      100,000  SH              SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------------------
US CONCRETE INC               COM NEW     90333L201    5,744      656,426  SH              SOLE                 656,426
------------------------------------------------------------------------------------------------------------------------------------
VANTAGE DRILLING CO           ORD SHS     G93205105    2,548    1,400,000  SH              SOLE               1,400,000
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WEYERHAEUSER CO               COM         962166104    5,977      273,413  SH              SOLE                 273,413
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WHITING PETROLEUM CORP        COM         966387102      285        5,000  SH              SOLE                   5,000
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